Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of condensed balance sheets

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	1,894	-	-
Other receivables – intercompany	143,883,927	144,913,713	20,460,236
Total current assets	143,885,821	144,913,713	20,460,236
NON-CURRENT ASSETS
Investment in subsidiaries	322,109,560	-	-
Total non-current assets	322,109,560	177,578,938	25,072,209
Total assets	465,995,381	322,492,651	45,532,445

LIABILITIES AND SHAREHOLDERS’ EQUITY
COMMITMENTS AND CONTINGENCIES
Other payables - related party	1,067,903	1,086,011	153,333
Total current liabilities	1,067,903	1,086,011	153,333
Total liabilities	1,067,903	1,086,011	153,333
SHAREHOLDERS’ EQUITY
Preferred shares, USD0.001 par value; 1,000,000 shares authorized; no share issued
Ordinary shares[1], USD0.01 par value, 200,000,000 shares authorized, 4,385,671 and 5,160,671 issued and outstanding as of December 31, 2022 and 2023	312,543	365,515	51,607
Additional paid-in capital	330,083,330.00	439,776,100	62,091,589
Retained earnings	133,314,276.00	(77,156,553)	(10,893,664)
Statutory reserves	12,524,509.00	13,134,098	1,854,391
Accumulated other comprehensive loss	(11,300,083.00)	(54,712,520)	(7,724,811)
Total shareholders’ equity	464,927,478	321,406,640	45,379,112
Total liabilities and shareholders’ equity	465,995,381	322,492,651	45,532,445

1	All period results have been adjusted for the share consolidation effective March 22, 2024.

Schedule of condensed statements of income and comprehensive income

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	-	(13,674)	(1,424,697)	(201,152)
Stock compensation	-	-	(117,415,639)	(16,577,808)
Total operating expenses	-	(13,674)	(118,840,336)	(16,778,960)
LOSS FROM OPERATIONS
OTHER INCOME (EXPENSE)
Equity income (loss) of subsidiaries	55,275,852	(46,823,832)	48,218,056	6,807,864
Total other income (expense), net	55,275,852	(46,823,832)	48,218,056	6,807,864
NET INCOME (LOSS)	55,275,852	(46,837,506)	(167,058,392)	(23,586,824)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	7,366,219	(30,385,540)	(43,412,437)	(6,448,539)
COMPREHENSIVE INCOME (LOSS)	62,642,071	(77,223,046)	(210,470,829)	(30,035,363)

Schedule of condensed statements of cash flows

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	55,275,852	(46,837,506)	(167,058,392)	(23,586,824)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	-	-	117,415,639	16,577,808
Change in fair value of warrant liability		(832,354)	-	-
Equity income of subsidiaries	55,275,852	46,823,832	48,218,056	6,807,864
Change in operating assets and liabilities
Intercompany	-	(138,122,488)	1,029,786	145,395
Net cash used in operating activities	-	(138,968,516)	(394,911)	(55,757)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from recapitalization	-	143,898,080	1,410,076	199,087
Net cash provided by investing activities	-	143,898,080	1,410,076	199,087

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	-	-	-	-

EFFECT OF EXCHANGE RATE ON CASH	-	-	(1,017,059)	(143,602)

CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	-	1,894	1,894	272

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	-	-	1,894	272

CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	-	1,894	-	-

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash and cash equivalents	-	1,894	-	-
Restricted cash	-	-	-	-
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	-	1,894	-	-